3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies Tables
Schedule of exchange rates in Brazilian Reais

The exchange rates in Brazilian Reais effective at the balance sheet dates were as follows:

Exchange rate at the balance sheet date	12.31.17	12.31.16
Bath (THB)	0.1015	0.0911
Kwait Dinar (KWD)	10.9791	10.6751
Dirham (AED)	0.9006	0.8875
Singapore Dollar (SGD)	2.4753	2.2572
U.S. Dollar (US$ or USD)	3.3080	3.2591
Euro (€ or EUR)	3.9693	3.4384
Forint Hungary (HUF)	0.0128	0.0111
Yen (JPY)	0.0294	0.0279
Pound Sterling (£ or GBP)	4.4714	4.0364
Turkish Lira (TRY)	0.8752	0.9258
Argentine Peso ($ or ARS)	0.1755	0.2056
Chilean Peso (CLP)	0.0054	0.0049
Uruguayan Peso (UYU)	0.1149	0.1122
Rande Africa (ZAR)	0.2690	0.2379
Renminbi Yuan China (CNY)	0.5087	0.4695
Saudi Riyal (SAR)	0.8821	0.8689
Qatar Riyal (QAR)	0.9088	0.8951
Omani Riyal (OMR)	8.6011	8.4718
Ringgit Malaysia (MYR)	0.8180	0.7267
Ruble Russia (RUB)	0.0574	0.0534
Won South Korea (KRW)	0.0031	0.0027

Average rates
Bath (THB)	0.0942	0.0989
Kwait Dinar (KWD)	10.5318	11.5548
Dirham (AED)	0.8692	0.9503
Singapore Dollar (SGD)	2.3130	2.5261
U.S. Dollar (US$ or USD)	3.1920	3.4901
Euro (€ or EUR)	3.6071	3.8615
Forint Hungary (HUF)	0.0117	0.0124
Yen (JPY)	0.0285	0.0321
Pound Sterling (£ or GBP)	4.1150	4.7464
Turkish Lira (TRY)	0.8759	1.1593
Argentine Peso ($ or ARS)	0.1934	0.2373
Chilean Peso (CLP)	0.0049	0.0052
Uruguayan Peso (UYU)	0.1115	0.1158
Rande Africa (ZAR)	0.2401	0.2372
Renminbi Yuan China (CNY)	0.4726	0.5261
Saudi Riyal (SAR)	0.8512	0.9307
Qatar Riyal (QAR)	0.8727	0.9586
Omani Riyal (OMR)	8.2977	9.0721
Ringgit Malaysia (MYR)	0.7435	0.8433
Ruble Russia (RUB)	0.0548	0.0521
Won South Korea (KRW)	0.0028	0.0030